Pensions and Other Post Retirement Benefits (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes
Net surplus / (unfunded) obligation at end of year	$ (390)	$ (1,274)
Minimum
Pensions and Other Post Retirement Benefits
Defined contribution plans annual contribution (as a percent)	5.00%
Maximum
Pensions and Other Post Retirement Benefits
Defined contribution plans annual contribution (as a percent)	11.50%
Pension and Other Post Retirement Benefits | Canada
Changes
Percentage of net unfunded obligations	96.00%	98.00%
Pension and Other Post Retirement Benefits | Canada | Weighted average
Changes
Weighted average duration of defined benefit obligation	16 years 4 months 24 days	15 years 1 month 6 days
Pension Benefits
Changes
Current service costs	$ 263	$ 302
Actuarial remeasurement: Experience (gain) loss arising on plan liabilities	(86)	(1)
Actuarial remeasurement: Actuarial gain arising from changes in demographic assumptions		(2)
Actuarial remeasurement: Actuarial gain arising from changes in financial assumptions	(2,229)	(572)
Return on plan assets greater / (less) than discount rate	(1,190)	530
Effect of the asset ceiling	187
Pension Benefits | Obligations
Changes
Balance at beginning of year	8,303	8,682
Current service costs	263	302
Plan participants' contributions	(17)	(17)
Benefits paid	367	350
Interest costs (income)	246	222
Foreign exchange	(2)	(6)
Settlements	10	11
Actuarial remeasurement: Experience (gain) loss arising on plan liabilities	(86)	(1)
Actuarial remeasurement: Actuarial gain arising from changes in demographic assumptions		(2)
Actuarial remeasurement: Actuarial gain arising from changes in financial assumptions	(2,229)	(572)
Balance at end of year	6,155	8,303
Pension Benefits | Plan assets
Changes
Balance at beginning of year	(7,701)	(7,305)
Employer contributions	61	(11)
Plan participants' contributions	17	17
Benefits paid	(347)	(325)
Interest costs (income)	(225)	(181)
Foreign exchange	4	5
Settlements	(10)	(11)
Administrative costs	(2)	(2)
Return on plan assets greater / (less) than discount rate	(1,190)	530
Balance at end of year	(6,471)	(7,701)
Net surplus / (unfunded) obligation at end of year	129	(602)
Pension Benefits | Irrecoverable surplus
Changes
Effect of the asset ceiling	187
Other Post-Retirement Benefits
Changes
Current service costs	19	19
Actuarial remeasurement: Experience (gain) loss arising on plan liabilities	3	(1)
Actuarial remeasurement: Actuarial gain arising from changes in financial assumptions	(167)	(27)
Other Post-Retirement Benefits | Obligations
Changes
Balance at beginning of year	672	690
Current service costs	19	19
Benefits paid	28	27
Interest costs (income)	20	18
Actuarial remeasurement: Experience (gain) loss arising on plan liabilities	3	(1)
Actuarial remeasurement: Actuarial gain arising from changes in financial assumptions	(167)	(27)
Balance at end of year	519	672
Other Post-Retirement Benefits | Plan assets
Changes
Net surplus / (unfunded) obligation at end of year	$ (519)	$ (672)